Real Estate Charges (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Real Estate Charges [Abstract]
Real estate liability account activity related to workforce reduction

The following table summarizes the activity in the liability account relating to our 2010 and 2012 office space consolidation initiatives for the following periods:

	Six Months Ended June 30, 2013	Twelve Months Ended December 31, 2012
	(in thousands)
Balance as of beginning of period	$238,784	$71,164
Expense incurred	2,150	181,589
Deferred rent	122	27,000
Payments made	(36,719)	(42,833)
Interest accretion	2,274	1,864

Balance as of end of period	$206,611	$238,784

The following table summarizes the activity in the liability account relating to our 2010 and 2012 office space consolidation initiatives for the following periods:

	Years Ended December 31,
	2012	2011
	(in thousands)

Balance as of January 1,	$71,164	$89,793
Expense (credit) incurred	181,589	(3,506)
Deferred rent	27,000	2,288
Payments made	(42,833)	(18,696)
Interest accretion	1,864	1,285
Balance as of end of period	$238,784	$71,164